Report for the Calendar Year or Quarter Ended:	March 31, 2011
Check here if Amendment  [   ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		April 21, 2011

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:	$280,578
List of Other Managers Included:		NONE

	ITEM 1:	ITEM 2:	ITEM 3:	ITEM 4:	ITEM 5:	ITEM 6(a):	ITEM 8(a):
	NAME OF ISSUER	COM	CUSIP	MKT VAL	SHARES PR	SOLE	SOLE
	-----------------------	 ------	 ---------	-------	---------	---------	--------
D	A.J. GALLAGHER & CO.	COM	363576109	6025	198135	198135	198135
D	AT&T	COM	00206R102	292	9538	9538	9538
D	BOEING	COM	097023105	270	3650	3650	3650
D	CHEVRON-TEXACO CORP	COM	166764100	463	4308	4308	4308
D	CHUBB CORPORATION	COM	171232101	8859	144503	144503	144503
D	CISCO SYSTEMS	COM	17275R102	11120	648418	648418	648418
D	COLUMBIA ACORN FUND	COM	197199409	201	6307	6307	6307
D	CONOCOPHILLIPS	COM	20825C104	11835	148203	148203	148203
D	DIAGEO PLC	COM	25243Q205	5785	75894	75894	75894
D	EBAY	COM	278642103	7900	254526	254526	254526
D	EXXON MOBIL CORP	COM	30231G102	13758	163531	163531	163531
D	HEINZ HJ CO	COM	423074103	8657	177332	177332	177332
D	ILLINOIS TOOL WORKS INC	COM	452308109	8707	162090	162090	162090
D	INT'L BUSINESS MACHINES	COM	459200101	222	1360	1360	1360
D	INTEL	COM	458140100	9379	464750	464750	464750
D	JOHNSON & JOHNSON	COM	478160104	11673	197010	197010	197010
D	LOWE'S COMPANIES, INC.	COM	548661107	11831	447620	447620	447620
D	MCDONALD'S CORP	COM	580135101	9915	130308	130308	130308
D	MEDTRONIC INC	COM	585055106	9336	237250	237250	237250
D	MERCK & CO.	COM	58933Y105	238	7222	7222	7222
D	NESS ENERGY INTERNATIONAL	COM	64104P105	0	20000	20000	20000
D	NIKE, INC.	COM	654106103	5056	66796	66796	66796
D	NOVARTIS AG	COM	66987V109	7904	145421	145421	145421
D	ORACLE CORPORATION	COM	68389X105	10305	308229	308229	308229
D	PAYCHEX, INC.	COM	704326107	8412	268017	268017	268017
D	PEPSICO	COM	713448108	13365	207501	207501	207501
D	PFIZER INC	COM	717081103	607	29872	29872	29872
D	PROCTER & GAMBLE	COM	742718109	13219	214590	214590	214590
D	QUANTA SERVICES, INC.	COM	74762E102	7328	326703	326703	326703
D	ROYAL DUTCH SHELL	COM	780259206	230	3150	3150	3150
D	S&P BIOTECH INDEX	COM	78464A870	7563	113262	113262	113262
D	SIGHTLOGIX	COM	82699A903	108	80000	80000	80000
D	SPDR S&P500 ETF TRUST	COM	78462F103	279	2107	2107	2107
D	STATE STREET CORP	COM	857477103	8337	185525	185525	185525
D	STRYKER	COM	863667101	10687	175770	175770	175770
D	SYSCO CORPORATION	COM	871829107	9649	348333	348333	348333
D	THERMO FISHER SCIENTIFIC	COM	883556102	8729	157133	157133	157133
D	UNITED TECHNOLOGIES CORP	COM	913017109	5547	65525	65525	65525
D	US BANCORP	COM	902973304	378	14306	14306	14306
D	VANGUARD STAR FD #56	COM	921909107	687	34771	34771	34771
D	WAL-MART	COM	931142103	8568	164610	164610	164610
D	WASTE MANAGEMENT	COM	94106L109	8519	228155	228155	228155
D	3M COMPANY	COM	88579Y101	8635	92350	92350	92350
S	REPORT SUMMARY	43	RECORDS	280578	0	OTHER MANAGERS